SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 86.7%
	AEROSPACE & DEFENSE - 2.3%
5,847	RTX Corporation	$476,414

	ASSET MANAGEMENT - 5.5%
85,393	Blue Owl Capital, Inc.	1,151,098

	COMMERCIAL SUPPORT SERVICES - 4.7%
6,144	Clean Harbors, Inc.(a)	993,239

	ELECTRICAL EQUIPMENT - 6.0%
41,441	API Group Corporation(a)	1,257,734

	ENTERTAINMENT CONTENT - 5.0%
31,854	Warner Music Group Corporation	1,054,686

	HEALTH CARE FACILITIES & SERVICES - 15.3%
4,117	Cencora, Inc.	837,274
6,554	Charles River Laboratories International, Inc.(a)	1,291,662
1,892	Chemed Corporation	1,072,764
		3,201,700
	LEISURE FACILITIES & SERVICES - 4.6%
12,393	TKO Group Holdings, Inc.	958,351

	MEDICAL EQUIPMENT & DEVICES - 5.0%
4,704	Danaher Corporation	1,050,450

	PUBLISHING & BROADCASTING - 5.0%
16,619	Liberty Media Corp-Liberty Formula One(a)	1,057,965

	REAL ESTATE SERVICES - 5.1%
13,431	CBRE Group, Inc., Class A(a)	1,060,512

	SEMICONDUCTORS - 3.6%
10,600	ON Semiconductor Corporation(a)	756,098

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 86.7% (Continued)
	SOFTWARE - 2.7%
1,895	Palo Alto Networks, Inc.(a)	$559,196

	SPECIALTY FINANCE - 4.6%
11,393	Walker & Dunlop, Inc.	957,240

	TECHNOLOGY HARDWARE - 7.2%
16,244	Flex Ltd.(a)	413,410
4,509	Jabil, Inc.	519,978
2,400	Zebra Technologies Corporation, Class A(a)	568,752
		1,502,140
	TECHNOLOGY SERVICES - 4.8%
3,114	CACI International, Inc., Class A(a)	999,438

	TRANSPORTATION EQUIPMENT - 5.3%
9,492	Westinghouse Air Brake Technologies Corporation	1,106,387

	TOTAL COMMON STOCKS (Cost $16,820,277)	18,142,648

	SHORT-TERM INVESTMENT — 12.8%
	MONEY MARKET FUND - 12.8%
2,683,860	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $2,683,860)(b)	2,683,860

	TOTAL INVESTMENTS - 99.5% (Cost $19,504,137)	$20,826,508
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	113,736
	NET ASSETS - 100.0%	$20,940,244

Ltd.	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ADVERTISING & MARKETING - 0.9%
3,610	Trade Desk, Inc. (The), Class A(a)	$254,361

	ASSET MANAGEMENT - 1.9%
5,950	Apollo Global Management, Inc.	547,400

	AUTOMOTIVE - 1.1%
1,341	Tesla, Inc.(a)	321,947

	BEVERAGES - 1.8%
2,943	PepsiCo, Inc.	495,277

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.1%
880	AbbVie, Inc.	125,303
230	Eli Lilly and Company	135,939
1,190	Jazz Pharmaceuticals PLC(a)	140,694
1,629	Neurocrine Biosciences, Inc.(a)	189,925
		591,861
	DIVERSIFIED INDUSTRIALS - 1.1%
2,590	General Electric Company	315,462

	E-COMMERCE DISCRETIONARY - 4.5%
8,785	Amazon.com, Inc.(a)	1,283,401

	ENTERTAINMENT CONTENT - 1.7%
12,880	AppLovin Corporation(a),(b)	482,742

	HEALTH CARE FACILITIES & SERVICES - 8.7%
5,940	Cardinal Health, Inc.	636,055
4,310	DaVita, Inc.(a)	437,293
4,600	Encompass Health Corporation	299,782
1,244	McKesson Corporation	585,377
1,440	Molina Healthcare, Inc.(a)	526,406
		2,484,913

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME CONSTRUCTION - 2.0%
94	NVR, Inc.(a)	$578,607

	INDUSTRIAL SUPPORT SERVICES – 0.9%
4,460	Fastenal Company	267,466

	INFRASTRUCTURE REIT - 0.8%
1,095	American Tower Corporation, Class A	228,614

	INSURANCE - 3.6%
6,030	Arch Capital Group Ltd.(a)	504,651
1,273	Everest Group Ltd.	522,630
		1,027,281
	INTERNET MEDIA & SERVICES - 10.6%
4,262	Airbnb, Inc., Class A(a)	538,461
4,680	Alphabet, Inc., Class A(a)	620,240
4,695	Alphabet, Inc., Class C(a)	628,755
171	Booking Holdings, Inc.(a)	534,495
2,090	Meta Platforms, Inc., Class A(a)	683,744
		3,005,695
	LEISURE FACILITIES & SERVICES - 4.0%
490	Domino’s Pizza, Inc.	192,516
6,334	Live Nation Entertainment, Inc.(a)	533,449
664	Marriott International, Inc., Class A	134,593
2,660	Royal Caribbean Cruises Ltd.(a)	285,844
		1,146,402
	MACHINERY - 0.6%
695	Caterpillar, Inc.	174,250

	RETAIL - CONSUMER STAPLES - 1.3%
610	Costco Wholesale Corporation	361,571

	RETAIL - DISCRETIONARY - 2.4%
440	Home Depot, Inc. (The)	137,936

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - DISCRETIONARY - 2.4% (Continued)
6,260	TJX Companies, Inc. (The)	$551,569
		689,505
	SELF-STORAGE REIT - 0.2%
250	Public Storage	64,690

	SEMICONDUCTORS - 8.0%
1,665	Advanced Micro Devices, Inc.(a)	201,731
1,434	Applied Materials, Inc.	214,785
285	Broadcom, Inc.	263,833
2,739	NVIDIA Corporation	1,281,030
2,375	QUALCOMM, Inc.	306,494
		2,267,873
	SOFTWARE - 22.2%
300	Adobe, Inc.(a)	183,303
2,845	Crowdstrike Holdings, Inc., Class A(a)	674,237
7,821	Microsoft Corporation	2,963,455
14,280	Nutanix, Inc., Class A(a)	615,325
3,530	Okta, Inc.(a)	236,686
2,448	Palo Alto Networks, Inc.(a)	722,380
718	Salesforce, Inc.(a)	180,864
1,144	Synopsys, Inc.(a)	621,455
650	Veeva Systems, Inc., Class A(a)	113,302
		6,311,007
	TECHNOLOGY HARDWARE - 14.5%
16,007	Apple, Inc.	3,040,530
2,820	Arista Networks, Inc.(a)	619,582
13,705	Pure Storage, Inc., Class A(a)	456,514
		4,116,626
	TECHNOLOGY SERVICES - 2.7%
855	Automatic Data Processing, Inc.	196,582
3,555	Shift4 Payments, Inc.(a),(b)	233,990
1,290	Visa, Inc., Class A(b)	331,117
		761,689

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	WHOLESALE - DISCRETIONARY - 1.4%
8,042	Copart, Inc.(a)	$403,869

	TOTAL COMMON STOCKS (Cost $21,745,822)	28,182,509

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
332,835	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $332,835)(c)	332,835

	TOTAL INVESTMENTS - 100.2% (Cost $22,078,657)	$28,515,344
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(56,133)
	NET ASSETS - 100.0%	$28,459,211

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2023 was $660,352. Collateral received from the borrower not disclosed in the schedule of investments had a value of $681,956 on November 30, 2023.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	APPAREL & TEXTILE PRODUCTS - 2.5%
4,640	Skechers USA, Inc., Class A(a)	$273,342

	ASSET MANAGEMENT - 3.9%
1,133	Apollo Global Management, Inc.	104,236
965	Ares Management Corporation, CLASS A	108,321
2,050	Raymond James Financial, Inc.	215,558
		428,115
	BANKING - 5.9%
3,975	Bank of NT Butterfield & Son Ltd. (The)	110,227
4,660	Comerica, Inc.	210,725
2,220	Western Alliance Bancorp	113,708
5,785	Zions Bancorp NA	206,120
		640,780
	CHEMICALS - 3.3%
995	Avery Dennison Corporation	193,527
5,125	Axalta Coating Systems Ltd.(a)	161,284
		354,811
	COMMERCIAL SUPPORT SERVICES - 0.8%
505	Republic Services, Inc.	81,729

	CONSTRUCTION MATERIALS - 2.5%
1,255	Vulcan Materials Company	268,018

	CONTAINERS & PACKAGING - 0.5%
615	Crown Holdings, Inc.	52,896

	ELECTRIC UTILITIES - 4.0%
1,640	Alliant Energy Corporation	82,935
1,410	CMS Energy Corporation	80,032
6,280	Vistra Corporation	222,374
645	WEC Energy Group, Inc.	53,935
		439,276
	ELECTRICAL EQUIPMENT - 6.9%
470	Allegion plc	49,862

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRICAL EQUIPMENT - 6.9% (Continued)
865	AMETEK, Inc.	$134,274
185	Hubbell, Inc.	55,500
2,250	nVent Electric PLC	119,813
1,840	Otis Worldwide Corporation	157,854
5,480	Vertiv Holdings Company	239,257
		756,560
	ENGINEERING & CONSTRUCTION - 2.4%
6,150	WillScot Mobile Mini Holdings Corporation(a)	256,578

	HEALTH CARE FACILITIES & SERVICES - 4.7%
555	Cencora, Inc.	112,870
1,355	IQVIA Holdings, Inc.(a)	290,106
495	Laboratory Corp of America Holdings	107,370
		510,346
	HOME CONSTRUCTION - 0.6%
1,790	AZEK Company, Inc. (The)(a)	61,737

	HOUSEHOLD PRODUCTS - 0.8%
705	Estee Lauder Companies, Inc. (The), Class A	90,021

	INDUSTRIAL REIT - 3.5%
2,210	EastGroup Properties, Inc.	383,988

	INDUSTRIAL SUPPORT SERVICES - 2.0%
1,565	SiteOne Landscape Supply, Inc.(a)	220,383

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
2,085	Nasdaq, Inc.	116,426

	INSURANCE - 4.3%
785	Allstate Corporation (The)	108,228
420	Arthur J Gallagher & Company	104,580
1,535	Reinsurance Group of America, Inc.	250,297
		463,105

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE PRODUCTS - 1.4%
640	Axon Enterprise, Inc.(a)	$147,117

	MACHINERY - 1.0%
1,000	Crane Company	105,680

	MEDICAL EQUIPMENT & DEVICES - 3.6%
1,035	Agilent Technologies, Inc.	132,273
6,075	Avantor, Inc.(a)	128,669
1,925	Bruker Corporation	125,298
		386,240
	METALS & MINING - 2.3%
14,555	Constellium S.E.(a)	253,257

	OIL & GAS PRODUCERS - 4.4%
1,885	Diamondback Energy, Inc.	291,062
5,705	Range Resources Corporation	185,413
		476,475
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
7,955	TechnipFMC plc	164,828

	PUBLISHING & BROADCASTING - 0.4%
335	Nexstar Media Group, Inc.	47,547

	RETAIL - DISCRETIONARY - 4.2%
50	AutoZone, Inc.(a)	130,497
2,495	Floor & Decor Holdings, Inc., Class A(a),(b)	228,816
235	Ulta Beauty, Inc.(a)	100,108
		459,421
	SELF-STORAGE REIT - 3.7%
3,095	Extra Space Storage, Inc.	402,876

	SEMICONDUCTORS - 7.4%
4,380	Marvell Technology, Inc.	244,097
560	Monolithic Power Systems, Inc.	307,283

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 7.4% (Continued)
3,490	ON Semiconductor Corporation(a)	$248,942
		800,322
	SOFTWARE - 4.7%
675	MongoDB, Inc.(a)	280,625
575	Tyler Technologies, Inc.(a)	235,083
		515,708
	SPECIALTY FINANCE - 2.3%
945	First American Financial Corporation	56,322
18,935	New Residential Investment Corporation	196,545
		252,867
	TECHNOLOGY HARDWARE - 1.7%
430	Fabrinet(a)	69,617
340	Motorola Solutions, Inc.	109,776
		179,393
	TECHNOLOGY SERVICES - 8.6%
730	CACI International, Inc., Class A(a)	234,294
875	CDW Corporation	184,520
3,285	MAXIMUS, Inc.	274,264
455	MSCI, Inc.	236,986
		930,064
	TRANSPORTATION & LOGISTICS - 1.0%
280	Saia, Inc.(a)	109,309

	WHOLESALE - CONSUMER STAPLES - 1.1%
1,770	Performance Food Group Company(a)	115,139

	TOTAL COMMON STOCKS (Cost $8,655,344)	10,744,354

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
145,728	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $145,728)(c)	$145,728

	TOTAL INVESTMENTS - 100.3% (Cost $8,801,072)	$10,890,082
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(27,304)
	NET ASSETS - 100.0%	$10,862,778

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of securities on loan as of November 30, 2023 had a value of $227,734.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.2%
	AEROSPACE & DEFENSE - 0.3%
851	Kratos Defense & Security Solutions, Inc.(a)	$16,212

	APPAREL & TEXTILE PRODUCTS - 0.8%
462	Crocs, Inc.(a)	48,792

	ASSET MANAGEMENT - 1.0%
1,629	Artisan Partners Asset Management, Inc., Class A	61,332

	AUTOMOTIVE - 0.2%
340	Adient plc(a)	10,948

	BANKING - 4.1%
632	City Holding Company	60,843
7,122	Colony Bankcorp, Inc.	76,418
5,542	FVCBankcorp, Inc.(a)	61,849
729	Preferred Bank	44,928
		244,038
	BIOTECH & PHARMA - 6.7%
2,261	Alkermes plc(a)	54,581
997	Amphastar Pharmaceuticals, Inc.(a)	56,151
7,389	Arvinas, Inc.(a)	162,336
2,309	ImmunoGen, Inc.(a)	67,769
729	Intra-Cellular Therapies, Inc.(a)	44,739
226	Mural Oncology plc(a)	816
30,530	Sangamo Therapeutics, Inc.(a)	13,128
		399,520
	CHEMICALS - 2.0%
25,304	Danimer Scientific, Inc.(a),(b)	27,581
510	Quaker Houghton	91,183
		118,764
	CONSTRUCTION MATERIALS - 1.8%
632	Simpson Manufacturing Company, Inc.	105,525

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	CONSUMER SERVICES - 2.7%
2,285	Coursera, Inc.(a)	$45,129
3,038	Perdoceo Education Corporation	52,922
997	Stride, Inc.(a)	60,398
		158,449
	CONTAINERS & PACKAGING - 1.3%
2,504	Karat Packaging, Inc.	54,012
1,799	O-I Glass, Inc.(a)	26,553
		80,565
	ELECTRIC UTILITIES - 0.7%
729	ALLETE, Inc.	40,445

	ELECTRICAL EQUIPMENT - 5.0%
1,191	AAON, Inc.	74,557
486	Atkore International Group, Inc.(a)	63,131
559	Badger Meter, Inc.	82,379
413	Watts Water Technologies, Inc., Class A	79,507
		299,574
	ENGINEERING & CONSTRUCTION - 7.2%
972	Arcosa, Inc.	72,122
656	EMCOR Group, Inc.	139,413
1,507	Fluor Corporation(a)	57,311
438	Installed Building Products, Inc.	65,923
1,507	Sterling Infrastructure, Inc.(a)	95,710
		430,479
	FOOD - 1.6%
1,142	BellRing Brands, Inc.(a)	60,412
2,893	Utz Brands, Inc.	38,217
		98,629
	GAS & WATER UTILITIES - 0.6%
1,021	Consolidated Water Company Ltd.	36,848

	HEALTH CARE FACILITIES & SERVICES - 6.3%
997	HealthEquity, Inc.(a)	66,819
243	Medpace Holdings, Inc.(a)	65,785

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.3% (Continued)
292	Molina Healthcare, Inc.(a)	$106,743
1,531	Option Care Health, Inc.(a)	45,547
1,604	Patterson Companies, Inc.	40,758
1,483	Progyny, Inc.(a)	50,956
		376,608
	HOME CONSTRUCTION - 5.4%
1,337	Dream Finders Homes, Inc.(a),(b)	32,543
2,528	Forestar Group, Inc.(a)	77,179
778	Green Brick Partners, Inc.(a)	36,916
705	KB Home	36,731
486	M/I Homes, Inc.(a)	51,278
1,021	MDC Holdings, Inc.	45,189
1,434	Tri Pointe Homes, Inc.(a)	41,844
		321,680
	HOUSEHOLD PRODUCTS - 0.9%
413	Inter Parfums, Inc.	51,691

	INDUSTRIAL INTERMEDIATE PROD - 2.3%
8,653	Janus International Group, Inc.(a)	91,289
170	RBC Bearings, Inc.(a)	43,816
		135,105
	INDUSTRIAL SUPPORT SERVICES - 2.0%
754	Applied Industrial Technologies, Inc.	120,693

	INSURANCE - 1.6%
3,913	Lemonade, Inc.(a),(b)	69,142
1,945	ProAssurance Corporation	24,060
		93,202
	INTERNET MEDIA & SERVICES - 1.2%
1,677	HealthStream, Inc.	41,925
10,768	Opendoor Technologies, Inc.(a)	32,412
		74,337
	LEISURE FACILITIES & SERVICES - 3.4%
1,288	Hilton Grand Vacations, Inc.(a)	44,127

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	LEISURE FACILITIES & SERVICES - 3.4% (Continued)
1,750	International Game Technology plc	$46,778
1,434	Sphere Entertainment Company(a)	49,071
267	Wingstop, Inc.	64,176
		204,152
	MACHINERY - 3.4%
1,021	Cactus, Inc., Class A	43,382
1,872	Energy Recovery, Inc.(a)	35,680
559	Lindsay Corporation	66,695
1,118	Terex Corporation	55,341
		201,098
	MEDICAL EQUIPMENT & DEVICES - 1.3%
535	Haemonetics Corporation(a)	43,266
243	Inspire Medical Systems, Inc.(a)	35,310
1	Zynex, Inc.(a)	9
		78,585
	METALS & MINING - 3.0%
12,567	Energy Fuels Inc(a),(b)	99,907
1,361	Warrior Met Coal, Inc.	76,175
		176,082
	MORTGAGE FINANCE - 0.6%
2,577	Two Harbors Investment Corporation	35,717

	OFFICE REIT - 1.2%
3,938	Equity Commonwealth	73,995

	OIL & GAS PRODUCERS - 5.3%
1,118	Matador Resources Company	64,710
243	Murphy USA, Inc.	89,801
1,945	Par Pacific Holdings, Inc.(a)	66,655
170	Sitio Royalties Corporation, Class A(b)	3,745
2,504	SM Energy Company	93,775
		318,686

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
632	Weatherford International plc(a)	$57,316

	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
438	McGrath RentCorporation	44,540

	RETAIL - CONSUMER STAPLES - 1.1%
997	BJ’s Wholesale Club Holdings, Inc.(a)	64,386

	RETAIL - DISCRETIONARY - 4.2%
851	Abercrombie & Fitch Company, Class A(a)	64,582
122	Avis Budget Group, Inc.(a)	22,308
609	Builders FirstSource, Inc.(a)	81,674
1,045	Carvana Company(a),(b)	32,729
1,386	Urban Outfitters, Inc.(a)	49,480
		250,773
	SEMICONDUCTORS - 0.8%
365	Axcelis Technologies, Inc.(a)	45,362

	SOFTWARE - 4.2%
826	Altair Engineering, Inc., Class A(a)	59,852
754	Blackline, Inc.(a)	43,619
3,889	Health Catalyst, Inc.(a)	27,923
340	Qualys, Inc.(a)	62,846
316	SPS Commerce, Inc.(a)	54,440
		248,680
	SPECIALTY FINANCE - 1.8%
1,045	Flywire Corporation(a)	24,349
778	GATX Corporation	84,802
31	PROG Holdings, Inc.(a)	845
		109,996
	STEEL - 0.5%
705	Commercial Metals Company	31,958

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	TECHNOLOGY HARDWARE - 2.9%
2,188	PagerDuty, Inc.(a),(b)	$47,698
462	Super Micro Computer, Inc.(a)	126,344
		174,042
	TECHNOLOGY SERVICES - 2.5%
438	ICF International, Inc.	61,298
7,000	Payoneer Global, Inc.(a)	36,260
3,452	StoneCompany Ltd.(a)	53,851
		151,409
	TELECOMMUNICATIONS - 0.9%
10,914	AST SpaceMobile, Inc.(a),(b)	52,933

	TRANSPORTATION & LOGISTICS - 0.9%
535	Matson, Inc.	51,237

	WHOLESALE - CONSUMER STAPLES - 0.8%
778	Performance Food Group Company(a)	50,609

	TOTAL COMMON STOCKS (Cost $5,065,027)	5,744,992

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED – 4.7%
	REPURCHASE AGREEMENT — 4.7%
280,103	With BOFA Securities: at 5.32%, dated 11/30/23, to be repurchased on 12/1/23, total to be received $285,704 (Collateralized by various US Government agency obligations, due 11/20/2043 - 1/20/2072, 2.000% - 7.028% totaling $284,624)	280,103

	TOTAL REPURCHASE AGREEMENT (Cost $284,624)	280,103

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 4.1%
	MONEY MARKET FUND - 4.1%
244,802	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $244,802)(c)	$244,802

	TOTAL INVESTMENTS - 105.0% (Cost $5,594,453)	$6,269,897
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%	(298,785)
	NET ASSETS - 100.0%	$5,971,112

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of securities on loan as of November 30, 2023 was $319,229. Collateral received from the borrower not disclosed on the Schedule of investments has a value of $53,459 at November 30, 2023.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9%
	Australia - 4.7%
860	Rio Tinto Ltd.	$70,607
27,120	Stockland Corp. Ltd.	73,904
		144,511
	Brazil - 2.4%
4,270	TIM Participacoes S.A. - ADR	75,280

	Canada - 7.1%
13,560	Kinross Gold Corporation(b)	79,868
970	Restaurant Brands International, Inc.	68,948
1,670	Rogers Communications, Inc., Class B	71,915
		220,731
	Cayman Islands - 2.0%
31,000	Haidilao International Holding Ltd.(a)	61,522

	China - 4.3%
2,500	BYD Company Ltd., H Shares	67,195
10,000	Tsingtao Brewery Company, Ltd.(a)	66,083
		133,278
	Denmark - 2.7%
810	Novo Nordisk A/S(a)	82,749

	France - 6.7%
2,620	Bureau Veritas S.A.(a)	63,425
1,280	Compagnie de Saint-Gobain	83,442
550	Ipsen S.A.	62,003
		208,870
	Germany - 4.6%
303	Allianz SE(a)	76,178
1,780	GEA Group AG	65,486
		141,664
	Indonesia - 2.3%
211,500	Bank Rakyat Indonesia Persero Tbk PT	71,766

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Italy - 4.6%
3,260	Assicurazioni Generali SpA	$67,506
4,570	Eni SpA	75,773
		143,279
	Japan - 14.5%
2,253	Hoshizaki Corporation	71,757
1,400	Mitsubishi Heavy Industries Ltd.	78,659
1,800	Otsuka Corporation	73,341
900	Sony Corporation(a)	77,398
1,500	Sumitomo Mitsui Financial Group, Inc.	73,802
1,400	Toyota Tsusho Corp.	77,588
		452,545
	Korea (Republic of) - 2.4%
1,120	Kia Motors Corporation(a)	73,861

	Korea (Republic Of) - 2.3%
780	Orion Corporation of Republic of Korea	70,008

	Mexico - 2.3%
18,370	Wal-Mart de Mexico S.A.B de C.V.	72,343

	Netherlands - 4.7%
4,980	ABN AMRO Bank N.V.	66,920
1,660	STMicroelectronics N.V.	78,790
		145,710
	Spain - 5.0%
19,900	Banco Santander S.A.	82,481
2,400	Gas Natural Sdg Sa	71,603
		154,084
	Switzerland - 4.7%
670	Novartis AG(a)	65,404
2,900	UBS Group AG	81,956
		147,360

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Taiwan - 2.3%
7,000	Delta Electronics, Inc.	$70,582

	Taiwan Province Of China - 2.1%
10,000	Quanta Computer, Inc.	64,672

	Taiwan Province of China - 2.3%
720	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	70,063

	Thailand - 2.2%
10,700	Bumrungrad Hospital PCL	67,449

	United Kingdom - 9.2%
36,060	Barclays plc	64,468
1,840	BP plc - ADR	66,774
1,260	Coca-Cola European Partners plc	76,406
1,060	InterContinental Hotels Group plc	82,190
		289,838
	United States - 2.5%
540	Check Point Software Technologies Ltd.(c)	78,840

	TOTAL COMMON STOCKS (Cost $2,696,131)	3,041,005

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
35,955	Dreyfus Institutional Preferred Government Money, Institutional Class, 5.31% (Cost $35,955)(d)	35,955

	TOTAL INVESTMENTS - 99.1% (Cost $2,732,086)	$3,076,960
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	27,879
	NET ASSETS - 100.0%	$3,104,839

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023 (Unaudited)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation
To Sell:
Mexican Peso	12/01/2023	Bank of NY	16,037	$924	$2
				$924	$2

Total					$2

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2023 was $75,790.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4%
	BIOTECH & PHARMA - 38.1%
2,385	Amgen, Inc.	$643,090
1,434	Biogen, Inc.(a)	335,671
19,368	Exelixis, Inc.(a)	422,416
3,068	Gilead Sciences, Inc.	235,009
644	Incyte Corporation(a)	34,995
3,111	Jazz Pharmaceuticals plc(a)	367,814
1,520	Johnson & Johnson	235,083
3,206	Merck & Co., Inc.	328,551
3,591	Novartis A.G. - ADR	351,559
720	Regeneron Pharmaceuticals, Inc.(a)	593,143
718	Sandoz Group A.G. - ADR(a),(b)	20,495
1,657	United Therapeutics Corporation(a)	397,680
1,260	Vertex Pharmaceuticals, Inc.(a)	447,061
		4,412,567
	HEALTH CARE FACILITIES & SERVICES - 45.9%
4,969	Cardinal Health, Inc.	532,081
2,665	Cencora, Inc.	541,982
3,000	Centene Corporation(a)	221,040
1,371	Cigna Group (The)	360,408
908	Elevance Health, Inc.	435,377
4,099	Ensign Group, Inc. (The)	438,880
966	Humana, Inc.	468,375
1,665	Laboratory Corp of America Holdings	361,155
1,150	McKesson Corp.	541,144
973	Molina Healthcare, Inc.(a)	355,690
6,368	Progyny, Inc.(a)	218,804
4,823	Tenet Healthcare Corporation(a)	332,835
900	UnitedHealth Group, Inc.	497,673
		5,305,444
	MEDICAL EQUIPMENT & DEVICES - 15.4%
156	Bio-Rad Laboratories, Inc., Class A(a)	47,568
1,422	Intuitive Surgical, Inc.(a)	442,013
4,811	Medtronic PLC	381,368
2,572	PerkinElmer, Inc.	228,651

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 15.4% (Continued)
1,003	Stryker Corporation	$297,219
768	Thermo Fisher Scientific, Inc.	380,744
		1,777,563

	TOTAL COMMON STOCKS (Cost $8,370,057)	11,495,574

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
117,405	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $117,405)(c)	117,405

	TOTAL INVESTMENTS - 100.4% (Cost $8,487,462)	$11,612,979
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(40,654)
	NET ASSETS - 100.0%	$11,572,325

ADR	- American Depositary Receipt

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of securities on loan as of November 30, 2023 was $20,973.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6%
	E-COMMERCE DISCRETIONARY - 9.4%
20,660	Amazon.com, Inc.(a)	$3,018,220
19,638	eBay, Inc.	805,354
		3,823,574
	INDUSTRIAL SUPPORT SERVICES - 1.2%
3,000	Applied Industrial Technologies, Inc.	480,210

	INTERNET MEDIA & SERVICES - 15.8%
6,000	Alphabet, Inc., A(a)	795,180
24,170	Alphabet, Inc., Class C(a)	3,236,846
7,173	Meta Platforms, Inc., Class A(a)	2,346,647
		6,378,673
	SEMICONDUCTORS - 16.0%
24,038	Intel Corporation	1,074,499
4,170	KLA Corporation	2,271,065
8,000	Kulicke & Soffa Industries, Inc.	412,160
1,791	NVIDIA Corporation	837,651
14,420	QUALCOMM, Inc.	1,860,901
		6,456,276
	SOFTWARE - 27.1%
13,000	Akamai Technologies, Inc.(a)	1,501,890
2,100	Crowdstrike Holdings, Inc., CLASS A(a)	497,679
7,542	Microsoft Corporation	2,857,739
19,926	Oracle Corporation	2,315,600
6,620	Salesforce, Inc.(a)	1,667,578
3,500	Synopsys, Inc.(a)	1,901,305
1,500	Veeva Systems, Inc., Class A(a)	261,465
		11,003,256
	TECHNOLOGY HARDWARE - 8.5%
6,768	Apple, Inc.	1,285,582
44,577	Cisco Systems, Inc.	2,156,635
		3,442,217
	TECHNOLOGY SERVICES - 21.6%
17,805	Amdocs Ltd.	1,491,525
11,963	Cognizant Technology Solutions Corporation, Class A	841,956

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 21.6% (Continued)
10,473	Global Payments, Inc.	$1,219,476
5,795	Jack Henry & Associates, Inc.	919,609
3,236	Mastercard, Inc., Class A	1,339,154
9,848	Parsons Corporation(a)	613,432
8,961	Visa, Inc., Class A(b)	2,300,109
		8,725,261

	TOTAL COMMON STOCKS (Cost $12,218,854)	40,309,467

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
285,987	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $285,987)(c)	285,987

	TOTAL INVESTMENTS - 100.3% (Cost $12,504,841)	$40,595,454
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(126,105)
	NET ASSETS - 100.0%	$40,469,349

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2023 was $2,255,274. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $2,307,674 as of November 30, 2023.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8%
	CHEMICALS - 14.1%
1,521	BASF S.E. - ADR	$17,742
692	Dow, Inc.	35,811
112	Eastman Chemical Company	9,389
519	Huntsman Corporation	12,767
153	Linde plc	63,307
381	LyondellBasell Industries N.V., Class A	36,233
668	Mosaic Company (The)	23,975
202	PPG Industries, Inc.	28,682
		227,906
	CONSTRUCTION MATERIALS - 1.7%
59	Martin Marietta Materials, Inc.	27,411

	CONTAINERS & PACKAGING - 5.1%
549	Berry Global Group, Inc.	36,299
566	International Paper Company	20,908
615	Westrock Company	25,320
		82,527
	ENGINEERING & CONSTRUCTION - 0.2%
172	Technip Energies N.V. - ADR	3,995

	METALS & MINING - 13.3%
2,325	Anglo American plc - ADR	31,401
10,698	B2Gold Corporation	36,160
396	BHP Group Ltd. - ADR	24,140
420	Freeport-McMoRan, Inc.	15,674
3,996	Glencore plc - ADR	44,596
506	Rio Tinto plc - ADR	34,960
1,925	Vale S.A. - ADR	28,875
		215,806
	OIL & GAS PRODUCERS - 55.3%
539	BP plc - ADR	19,560
599	Canadian Natural Resources Ltd.	40,013
319	Chesapeake Energy Corporation	25,619
691	Chevron Corporation	99,228

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	OIL & GAS PRODUCERS - 55.3% (Continued)
405	Civitas Resources, Inc.	$27,819
446	ConocoPhillips	51,544
255	Diamondback Energy, Inc.	39,375
1,569	Eni SpA - ADR	51,997
299	EOG Resources, Inc.	36,798
1,024	Equinor ASA - ADR	32,635
3,702	Equitrans Midstream Corporation	34,725
975	Exxon Mobil Corporation	100,172
1,406	Kinder Morgan, Inc.	24,703
178	Marathon Petroleum Corporation	26,556
765	Ovintiv, Inc.	33,920
660	PBF Energy, Inc., Class A	29,304
1,980	Petroleo Brasileiro S.A. - ADR	30,235
269	Phillips 66	34,671
918	Shell plc - ADR	60,404
1,363	Suncor Energy, Inc.	44,965
746	TotalEnergies S.E. - ADR	50,765
161	Woodside Energy Group Ltd. - ADR	3,273
		898,281
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
773	Halliburton Company	28,624

	STEEL - 4.3%
195	Nucor Corporation	33,144
404	POSCO - ADR	37,653
		70,797

	TOTAL COMMON STOCKS (Cost $1,193,047)	1,555,347

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.7%
	MONEY MARKET FUND - 3.7%
60,377	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $60,377)(a)	$60,377

	TOTAL INVESTMENTS - 99.5% (Cost $1,253,424)	$1,615,724
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	7,776
	NET ASSETS - 100.0%	$1,623,500

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0%
	ASSET MANAGEMENT - 14.1%
89	Ameriprise Financial, Inc.	$31,463
223	Apollo Global Management, Inc.	20,516
23	BlackRock, Inc.	17,278
60	Blackstone, Inc.	6,742
195	Charles Schwab Corporation (The)	11,957
32	F&G Annuities & Life, Inc.	1,306
623	Janus Henderson Group plc	16,316
35	LPL Financial Holdings, Inc.	7,781
104	Raymond James Financial, Inc.	10,936
451	Stifel Financial Corporation	27,520
		151,815
	BANKING - 27.0%
1,387	Bank of America Corporation	42,290
529	Bank OZK	22,144
822	Citigroup, Inc.	37,894
343	East West Bancorp, Inc.	21,582
301	JPMorgan Chase & Company	46,979
42	PNC Financial Services Group, Inc. (The)	5,626
1,344	Regions Financial Corporation	22,418
573	Synovus Financial Corporation	17,643
133	Truist Financial Corporation	4,275
766	US Bancorp	29,200
182	Webster Financial Corporation	8,163
717	Wells Fargo & Company	31,971
		290,185
	INSTITUTIONAL FINANCIAL SERVICES - 13.7%
157	Cboe Global Markets, Inc.	28,604
190	CME Group, Inc.	41,489
50	Goldman Sachs Group, Inc. (The)	17,077
181	Interactive Brokers Group, Inc., Class A	14,089
60	Intercontinental Exchange, Inc.	6,830
189	Morgan Stanley	14,995
337	State Street Corporation	24,540
		147,624

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INSURANCE - 32.7%
474	Aflac, Inc.	$39,205
191	American Financial Group, Inc.	21,848
18	Aon PLC, CLASS A	5,913
50	Arthur J Gallagher & Company	12,450
109	Axis Capital Holdings Ltd.	6,141
302	Berkshire Hathaway, Inc., Class B(a)	108,719
191	Chubb Ltd.	43,821
33	Everest Re Group Ltd.	13,548
115	Marsh & McLennan Companies, Inc.	22,933
512	MetLife, Inc.	32,579
67	Progressive Corporation (The)	10,990
309	Voya Financial, Inc.	22,097
176	W R Berkley Corporation	12,769
		353,013
	MORTGAGE FINANCE - 1.1%
1,295	AGNC Investment Corporation	11,422

	SPECIALTY FINANCE - 6.2%
108	American Express Company	18,443
141	Capital One Financial Corporation	15,744
146	Discover Financial Services	13,578
574	Synchrony Financial	18,575
		66,340
	TECHNOLOGY SERVICES - 3.2%
19	Moody’s Corporation	6,934
13	MSCI, Inc.	6,771
49	S&P Global, Inc.	20,376
		34,081

	TOTAL COMMON STOCKS (Cost $668,050)	1,054,480

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
15,066	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $15,066)(b)	$15,066

	TOTAL INVESTMENTS - 99.4% (Cost $683,116)	$1,069,546
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	5,951
	NET ASSETS - 100.0%	$1,075,497

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 98.9%
	FIXED INCOME - 98.9%
106,978	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$1,071,921
967,446	Vanguard Short-Term Bond Index Fund, Admiral Class	9,645,435
		10,717,356

	TOTAL OPEN END FUNDS (Cost $10,805,001)	10,717,356

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
149,118	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $149,118)(a)	149,118

	TOTAL INVESTMENTS - 100.3% (Cost $10,954,119)	$10,866,474
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(29,410)
	NET ASSETS - 100.0%	$10,837,064

(a)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 97.3%
	FIXED INCOME - 97.3%
23,242	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$313,301
14,720	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	231,108
		544,409

	TOTAL OPEN END FUNDS (Cost $548,675)	544,409

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
13,239	Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 3.42% (Cost $13,239)(a)	13,239

	TOTAL INVESTMENTS - 99.7% (Cost $561,914)	$557,648
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	1,913
	NET ASSETS - 100.0%	$559,561

(a)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.3%
	MONEY MARKET FUNDS - 99.3%
1,220,477	BlackRock Liquidity FedFund, Institutional Class, 5.25%(a)	$1,220,477
1,220,476	Dreyfus Government Cash Management Fund, Class I, 5.24%(a)	1,220,476
1,220,476	Federated Hermes Government Obligations Fund, Institutional Class, 5.23%(a)	1,220,476
1,220,476	JPMorgan US Government Money Market Fund, Capital Class, 5.24%(a)	1,220,476
	TOTAL MONEY MARKET FUNDS (Cost $4,881,905)	4,881,905

	TOTAL INVESTMENTS - 99.3% (Cost $4,881,905)	$4,881,905
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	32,913
	NET ASSETS - 100.0%	$4,914,818

(a)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 92.6%
	ALTERNATIVE - 9.7%
13,607	Eaton Vance Global Macro Absolute Return Fund, Class I	$110,894

	EQUITY - 71.5%
2,726	Saratoga Energy & Basic Materials Portfolio, Class I(a)	37,866
1,934	Saratoga Health & Biotechnology Portfolio, Class I(a)	44,221
6,957	Saratoga Large Capitalization Growth Portfolio, Class I(a)	181,579
7,273	Saratoga Large Capitalization Value Portfolio, Class I(a)	189,106
9,794	Saratoga Mid Capitalization Portfolio, Class I(a)	121,057
15,126	Saratoga Small Capitalization Portfolio, Class I(a)	94,689
1,752	Saratoga Technology & Communications Portfolio, Class I(a)	43,431
799	Vanguard Financials Index Fund, Admiral Class	34,836
2,492	Vanguard Total International Stock Index Fund, Admiral Class	74,941
		821,726
	FIXED INCOME - 11.4%
1,250	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	12,529
11,857	Vanguard Short-Term Bond Index Fund, Admiral Class	118,210
		130,739

	TOTAL OPEN END FUNDS (Cost $1,043,669)	1,063,359

	SHORT-TERM INVESTMENT — 7.5%
	MONEY MARKET FUNDS- 7.5%
85,848	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $85,848)(b)	85,848

	TOTAL INVESTMENTS - 100.1% (Cost $1,129,517)	$1,149,207
	OTHER LIABILITIES IN EXCESS OF ASSETS – (0.1)%	(540)
	NET ASSETS - 100.0%	$1,148,667

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 74.0%
	ALTERNATIVE - 7.5%
25,643	Eaton Vance Global Macro Absolute Return Fund, Class I	$208,987

	EQUITY - 34.7%
12,657	Saratoga Large Capitalization Growth Portfolio, Class I(a)	330,342
13,233	Saratoga Large Capitalization Value Portfolio, Class I(a)	344,058
17,793	Saratoga Mid Capitalization Portfolio, Class I(a)	219,916
7,899	Saratoga Small Capitalization Portfolio, Class I(a)	49,449
959	Vanguard Total International Stock Index Fund, Admiral Class	28,838
		972,603
	FIXED INCOME - 31.8%
11,258	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	112,807
77,993	Vanguard Short-Term Bond Index Fund, Admiral Class	777,592
		890,399

	TOTAL OPEN END FUNDS (Cost $2,091,457)	2,071,989

	SHORT-TERM INVESTMENT — 26.1%
	MONEY MARKET FUND - 26.1%
731,873	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $731,873)(b)	731,873

	TOTAL INVESTMENTS - 100.1% (Cost $2,823,330)	$2,803,862
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(3,325)
	NET ASSETS - 100.0%	$2,800,537

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA MODERATELY BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 88.4%
	ALTERNATIVE - 7.6%
17,678	Eaton Vance Global Macro Absolute Return Fund, Class I	$144,073

	EQUITY - 57.4%
2,391	Saratoga Energy & Basic Materials Portfolio, Class I(a)	33,207
1,712	Saratoga Health & Biotechnology Portfolio, Class I(a)	39,126
11,599	Saratoga Large Capitalization Growth Portfolio, Class I(a)	302,745
12,143	Saratoga Large Capitalization Value Portfolio, Class I(a)	315,715
16,686	Saratoga Mid Capitalization Value Portfolio, Class I(a)	206,235
11,218	Saratoga Small Capitalization Portfolio, Class I(a)	70,228
1,729	Saratoga Technology & Communications Portfolio, Class I(a)	42,855
726	Vanguard Financials Index Fund, Admiral Class	31,656
1,540	Vanguard Total International Stock Index Fund, Admiral Class	46,320
		1,088,087
	FIXED INCOME - 23.4%
6,613	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	66,257
37,793	Vanguard Short-Term Bond Index Fund, Admiral Class	376,799
		443,056

	TOTAL OPEN END FUNDS (Cost $1,627,812)	1,675,216

	SHORT-TERM INVESTMENT — 11.7%
	MONEY MARKET FUND - 11.7%
221,218	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $221,218)(b)	221,218

	TOTAL INVESTMENTS - 100.1% (Cost $1,849,030)	$1,896,434
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0.1)%	(1,290)
	NET ASSETS - 100.0%	$1,895,144

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2023.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 89.5%
	ALTERNATIVE - 8.7%
10,184	Eaton Vance Global Macro Absolute Return Fund, Class I	$83,000

	EQUITY - 62.5%
1,884	Saratoga Energy & Basic Materials Portfolio, Class I(a)	26,162
1,136	Saratoga Health & Biotechnology Portfolio, Class I(a)	25,970
5,616	Saratoga Large Capitalization Growth Portfolio, Class I(a)	146,569
5,871	Saratoga Large Capitalization Value Portfolio, Class I(a)	152,654
8,599	Saratoga Mid Capitalization Portfolio, Class I(a)	106,284
8,992	Saratoga Small Capitalization Portfolio, Class I(a)	56,287
1,027	Saratoga Technology & Communications Portfolio, Class I(a)	25,448
414	Vanguard Financials Index Fund, Admiral Class	18,042
1,293	Vanguard Total International Stock Index Fund, Admiral Class	38,893
		596,309
	FIXED INCOME - 18.3%
979	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	9,806
16,489	Vanguard Short-Term Bond Index Fund, Admiral Class	164,392
		174,198

	TOTAL OPEN END FUNDS (Cost $832,314)	853,507

	SHORT-TERM INVESTMENT — 10.5%
	MONEY MARKET FUND - 10.5%
99,631	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $99,631)(b)	99,631

	TOTAL INVESTMENTS - 100.0% (Cost $931,945)	$953,138
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)	465
	NET ASSETS - 100.0%	$953,603

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2023.

(c)	Amount represents less than 0.05%.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 86.9%
	ALTERNATIVE - 7.6%
7,128	Eaton Vance Global Macro Absolute Return Fund, Class I	$58,096

	EQUITY - 51.6%
4,466	Saratoga Large Capitalization Growth Portfolio, Class I(a)	116,566
4,648	Saratoga Large Capitalization Value Portfolio, Class I(a)	120,835
6,908	Saratoga Mid Capitalization Portfolio, Class I(a)	85,381
6,541	Saratoga Small Capitalization Portfolio, Class I(a)	40,947
925	Vanguard Total International Stock Index Fund, Admiral Class	27,808
		391,537
	FIXED INCOME - 27.7%
2,865	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	28,708
18,215	Vanguard Short-Term Bond Index Fund, Admiral Class	181,599
		210,307

	TOTAL OPEN END FUNDS (Cost $660,663)	659,940

	SHORT-TERM INVESTMENT — 13.1%
	MONEY MARKET FUND - 13.1%
99,193	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.31% (Cost $99,193)(b)	99,193

	TOTAL INVESTMENTS - 100.0% (Cost $759,856)	$759,133
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0.0)%(c)	(47)
	NET ASSETS - 100.0%	$759,086

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2023.

(c)	Amount represents less than 0.05%.